UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   405 Lexington Ave
           New York, NY 10174
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Romanna D. Kekish
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-972-8157
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish                New York, NY 10174               02/09/2006
----------------------               ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           89
                                         -----------
Form 13F Information Table Value Total:     $189,129
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    (1000s   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
3M                             Common           604059105      232    3000          Sole                  0      0  3000
ABAXIS INC.                    Common           002567105      499   30300          Sole              16000      0 14300
ALTRIA GROUP INC               Common           02209S103      525    7037          Sole                  0      0  7037
AMERICAN EXPRESS               Common           025816109     1176   22868          Sole              15360      0  7508
AMERICAN INTL GROUP INC        Common           026874107     1092   16013          Sole               9400      0  6613
AMERISOURCEBERGEN CORP         Common           03073E105     5403  130510          Sole              79130      0 51380
APPLIED MATERIALS INC          Common           038222105     1758   98000          Sole              60795      0 37205
AT & T INC                     Common           00206R102     2614  106778          Sole              72688      0 34090
BALDOR ELECTRIC                Common           057741100     5027  196006          Sole             140910      0 55096
BERKSHIRE HATHAWAY INC-CL B    Common           084670207      369     126          Sole                  0      0   126
BP PLC ADR                     Common           055622104     5549   86412          Sole              58881      0 27531
BP PLC ADR                     Common           055622104       57     900          Sole                  0      0   900
BROWN-FORMAN INC CLASS A       Common           115637100      669    9442          Sole               8442      0  1000
C S X CORPORATION              Common           126408103     4231   83340          Sole              55900      0 27440
CATERPILLAR INC                Common           149123101     2771   47980          Sole              29460      0 18520
CBS CORP CL A                  Common           124857103     2961   90400          Sole              67035      0 23365
CHEVRON CORP                   Common           166764100      420    7413          Sole               2000      0  5413
COLGATE-PALMOLIVE              Common           194162103      740   13500          Sole               3000      0 10500
COMPUTER SCIENCES CORP         Common           205363104     4261   84160          Sole              58355      0 25805
COMPUTER SCIENCES CORP         Common           205363104       50    1000          Sole                  0      0  1000
CONAGRA FOOD INC               Common           205887102     4671  230327          Sole             156855      0 73472
CONAGRA FOOD INC               Common           205887102       20    1000          Sole                  0      0  1000
CONOCOPHILLIPS                 Common           20825C104     5137   88298          Sole              58490      0 29808
CONSTELLATION ENERGY GROUP     Common           210371100      293    5095          Sole                  0      0  5095
DARDEN RESTAURANTS             Common           237194105     2256   58050          Sole              35695      0 22355
DEVON ENERGY CORP              Common           25179M103     3367   53845          Sole              35875      0 17970
DEVRY INC                      Common           251893103     4790  239540          Sole             150435      0 89105
DIEBOLD INC                    Common           253651103     4559  119985          Sole              81445      0 38540
DOMINION RESOURCES INC         Common           25746U109      845   10950          Sole               7700      0  3250
DOVER CORP                     Common           260003108      674   16650          Sole              13830      0  2820
DUKE REALTY CORP               Common           264411505      563   16870          Sole               5630      0 11240
EDUCATION MANAGEMENT CORP      Common           28139T101     1217   36325          Sole              15150      0 21175
EL PASO CORP                   Common           28336L109     2211  181875          Sole             105105      0 76770
EMERSON ELECTRIC CO            Common           291011104     6041   80880          Sole              53755      0 27125
EMERSON ELECTRIC CO            Common           291011104       52     700          Sole                  0      0   700
EQUITY RESIDENTIAL PROPERTIES  Common           29476L107      348    8900          Sole               1950      0  6950
EXXON MOBIL CORPORATION        Common           30231G102     3303   58817          Sole              28759      0 30058
EXXON MOBIL CORPORATION        Common           30231G102       56    1000          Sole                  0      0  1000
FEDEX CORPORATION              Common           31428X106     1809   17500          Sole              12440      0  5060
GENERAL ELECTRIC CO            Common           369604103      481   13743          Sole                  0      0 13743
GENZYME CORP                   Common           372917104     4015   56725          Sole              31420      0 25305
HOME DEPOT INC                 Common           437076102      207    5132          Sole               4200      0   932
ILLINOIS TOOL WORKS INC        Common           452308109     5804   65970          Sole              43665      0 22305
ILLINOIS TOOL WORKS INC        Common           452308109       52     600          Sole                  0      0   600
ILLUMINA INC.                  Common           011582451      294   20900          Sole              14700      0  6200
IMAGING DYNAMICS CO LTD.       Common           451920201       34   10000          Sole                  0      0 10000
INTEL CORP                     Common           458140100      454   18208          Sole              11400      0  6808
JEFFERSON PILOT CORP           Common           475070108     3732   65565          Sole              43655      0 21910
JOHNSON & JOHNSON INC          Common           478160104     5716   95112          Sole              61608      0 33504
LAFARGE NORTH AMERICA INC      Common           505862102     3013   54770          Sole              38770      0 16000
LIBERTY MEDIA CORP CL A        Common           530718105      998  126890          Sole              92815      0 34075
LILLY ELI & CO                 Common           532457108     4504   79590          Sole              51000      0 28590
LINCOLN NATIONAL CORP          Common           534187109     5741  108265          Sole              72255      0 36010
LOUISIANA-PACIFIC CORP         Common           546347105     2603   94775          Sole              70465      0 24310
LUCENT TECHNOLOGIES            Common           549463107       33   12480          Sole               1680      0 10800
MCDONALD'S CORP                Common           580135101     5187  153855          Sole             101115      0 52740
MCKESSON CORPORATION           Common           58155Q103     2453   47550          Sole              30095      0 17455
MEDTRONIC INC                  Common           585055106     5906  102590          Sole              69240      0 33350
MERCK & CO INC                 Common           589331107      747   23490          Sole              13500      0  9990
MOLEX INC                      Common           608554101     5280  203505          Sole             136521      0 66984
NORFOLK SOUTHERN CORP          Common           655844108     1922   42895          Sole              33050      0  9845
NORTHUMBERLAND BANCORP         Common           667056105      252    7530          Sole                  0      0  7530
NUANCE COMMUNICATIONS          Common           67020Y100       76   10000          Sole                  0      0 10000
PEPSICO INC                    Common           713448108     6793  114988          Sole              75850      0 39138
PEPSICO INC                    Common           713448108       59    1000          Sole                  0      0  1000
PROCTER & GAMBLE CO            Common           742718109     4473   77295          Sole              49101      0 28194
ROYAL DUTCH SHELL PLC ADR A    Common           780259206      571    9300          Sole               8500      0   800
SAP AG-SPONSORED ADR           Common           803054204     4843  107460          Sole              75075      0 32385
SAP AG-SPONSORED ADR           Common           803054204       45    1000          Sole                  0      0  1000
SONOCO PRODUCTS CO             Common           835495102     1163   39573          Sole                  0      0 39573
SOUTH FINANCIAL GROUP INC      Common           837841105      200    7270          Sole                  0      0  7270
SUNTRUST BANKS INC             Common           867914103      363    5000          Sole                  0      0  5000
TARGET CORP                    Common           87612E106      317    5775          Sole                  0      0  5775
TEXAS INSTRUMENTS              Common           882508104     5935  185074          Sole             125839      0 59235
TEXAS INSTRUMENTS              Common           882508104       64    2000          Sole                  0      0  2000
TIME WARNER INC                Common           887317105      177   10200          Sole                  0      0 10200
U.S. BANCORP                   Common           902973304      950   31791          Sole              17125      0 14666
UNION PACIFIC CORP             Common           907818108     1676   20821          Sole              13440      0  7381
UNISYS CORP                    Common           909214108     1783  305875          Sole             209875      0 96000
UNITEDHEALTH GROUP INC         Common           910581107      265    4272          Sole                  0      0  4272
VERIZON COMMUNICATIONS         Common           92343V104     3201  106275          Sole              71370      0 34905
VULCAN MATERIALS CO            Common           929160109     2882   42540          Sole              29495      0 13045
VULCAN MATERIALS CO            Common           929160109       27     400          Sole                  0      0   400
WALT DISNEY CO                 Common           254687106     4685  195458          Sole             127680      0 67778
WALT DISNEY CO                 Common           254687106       47    2000          Sole                  0      0  2000
WELLPOINT INC                  Common           94973V107      239    3000          Sole               3000      0     0
WENDY'S INTERNATIONAL INC.     Common           950590109      779   14097          Sole               7260      0  6837
WPP GROUP PLC                  Common           929309300      222    4128          Sole                  0      0  4128
WYETH                          Common           026609107     5208  113065          Sole              74185      0 38880